SCHEDULE OF SOLAR POWER SYSTEMS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Subtotal	¥ 12,659,303	¥ 10,838,295
Less: accumulated depreciation	(757,985)	(607,238)
Property, plant and equipment, net	11,889,701	10,231,057
Solar Power Systems [Member]
Property, Plant and Equipment [Line Items]
Solar power systems in operation	525,003	346,568
Solar power systems under construction	84,975	136,149
Subtotal	609,978	482,717
Less: accumulated depreciation	(133,200)	(121,295)
Property, plant and equipment, net	¥ 476,778	¥ 361,422